Changes in the scope of consolidation due to acquisitions and divestments - Summary of Purchase Price Allocation (Details) € in Millions, $ in Billions	May 14, 2018 EUR (€)	Mar. 08, 2018 USD ($)	Mar. 08, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Aug. 25, 2017 EUR (€)
Bioverativ
Disclosure of detailed information about business combination [line items]
Other intangible assets			€ 8,113
Inventories			145
Cash and cash equivalents			422
Other current and non-current assets and liabilities			16
True North Therapeutics contingent consideration liability			(226)
Net deferred tax position			(1,792)
Net assets at acquisition date			6,678
Goodwill			2,676
Purchase price		$ 11.6	€ 9,354
Sanofi Belgium
Disclosure of detailed information about business combination [line items]
Other intangible assets	€ 2,409
Cash and cash equivalents	258
Other current and non-current assets and liabilities	131
Net deferred tax position	(261)
Net assets at acquisition date	2,537
Goodwill	1,360
Purchase price	€ 3,897
Protein Sciences
Disclosure of detailed information about business combination [line items]
Other intangible assets				€ 776	€ 776
Inventories					4
Other current and non-current assets and liabilities					(7)
Net deferred tax position					(259)
Net assets at acquisition date					514
Goodwill					117
Purchase price					€ 631